Supplemental Quarterly Information (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Supplemental Quarterly Financial Data [Member]	Sep. 30, 2011 Supplemental Quarterly Financial Data [Member]	Jun. 30, 2011 Supplemental Quarterly Financial Data [Member]	Mar. 31, 2011 Supplemental Quarterly Financial Data [Member]	Dec. 31, 2010 Supplemental Quarterly Financial Data [Member]	Sep. 30, 2010 Supplemental Quarterly Financial Data [Member]	Jun. 30, 2010 Supplemental Quarterly Financial Data [Member]	Mar. 31, 2010 Supplemental Quarterly Financial Data [Member]	Dec. 31, 2011 Common Units Supplemental Quarterly Financial Data [Member]		Sep. 30, 2011 Common Units Supplemental Quarterly Financial Data [Member]		Jun. 30, 2011 Common Units Supplemental Quarterly Financial Data [Member]		Mar. 31, 2011 Common Units Supplemental Quarterly Financial Data [Member]		Dec. 31, 2010 Common Units Supplemental Quarterly Financial Data [Member]		Sep. 30, 2010 Common Units Supplemental Quarterly Financial Data [Member]		Jun. 30, 2010 Common Units Supplemental Quarterly Financial Data [Member]		Mar. 31, 2010 Common Units Supplemental Quarterly Financial Data [Member]		Jun. 30, 2011 Subordinated Units Supplemental Quarterly Financial Data [Member]		Mar. 31, 2011 Subordinated Units Supplemental Quarterly Financial Data [Member]		Dec. 31, 2010 Subordinated Units Supplemental Quarterly Financial Data [Member]		Sep. 30, 2010 Subordinated Units Supplemental Quarterly Financial Data [Member]		Jun. 30, 2010 Subordinated Units Supplemental Quarterly Financial Data [Member]		Mar. 31, 2010 Subordinated Units Supplemental Quarterly Financial Data [Member]
Selected Quarterly Financial Information [Line Items]
Revenues	$ 823,265	[1]	$ 663,274	[1]	$ 619,764	[1]	$ 215,197	$ 217,546	$ 209,680	$ 180,842	$ 163,025	$ 163,139	$ 165,915	$ 171,195
Operating income	209,193	[1]	177,988	[1]	136,264	[1]	46,094	53,946	58,181	50,972	49,530	41,335	44,394	42,729
Net income attributable to Western Gas Partners, LP	$ 174,243	[1]	$ 146,192	[1]	$ 116,235	[1]	$ 40,014	$ 45,306	$ 45,026	$ 43,897	$ 41,666	$ 36,189	$ 33,890	$ 34,447
Net income per unit - basic and diluted															$ 0.35	[2]	$ 0.41	[2]	$ 0.40	[2]	$ 0.43	[2]	$ 0.48	[2]	$ 0.44	[2]	$ 0.35	[2]	$ 0.37	[2]	$ 0.38	[2]	$ 0.41	[2]	$ 0.44	[2]	$ 0.44	[2]	$ 0.35	[2]	$ 0.37	[2]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1. Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements under Item 8 of Exhibit 99.3 to this Current Report on Form 8-K). In addition, all subordinated units were converted to common units on a one-for-one basis on August 15, 2011. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. See Note 4. Equity and Partners’ Capital in the Notes to Consolidated Financial Statements under Item 8 of Exhibit 99.3 to this Current Report on Form 8-K.